Other reserves - Summary of Other Reserves (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reserves within equity [line items]
Beginning balance		£ 393.5
Exchange adjustments recycled to the income statement on disposal of discontinued operations		(284.0)
Share cancellations		(47.7)
Exchange adjustments on foreign currency net investments		(379.4)	£ 78.9	£ (465.2)
Gain (loss) on revaluation of available for sale investments				32.1
Recognition and remeasurement of financial instruments		15.6	(20.4)	(21.8)
Share purchases – close period commitments	[1]	(252.3)
Ending balance		(501.2)	393.5
Capital redemption reserve [member]
Disclosure of reserves within equity [line items]
Beginning balance		2.7	2.7	2.7
Share cancellations		0.5
Ending balance		3.2	2.7	2.7
Equity reserve [member]
Disclosure of reserves within equity [line items]
Beginning balance		(287.9)	(257.2)	(247.1)
Recognition and remeasurement of financial instruments		2.5	(30.7)	(10.1)
Share purchases – close period commitments		(252.3)
Ending balance		(537.7)	(287.9)	(257.2)
Revaluation reserve [member]
Disclosure of reserves within equity [line items]
Beginning balance			303.4	271.3
Gain (loss) on revaluation of available for sale investments				32.1
Accounting policy change (IFRS 9)	[2]		(303.4)
Ending balance				303.4
Translation reserve [member]
Disclosure of reserves within equity [line items]
Beginning balance		678.7	712.8	1,158.3
Exchange adjustments recycled to the income statement on disposal of discontinued operations		(284.0)
Exchange adjustments on foreign currency net investments		(361.4)	69.9	(445.5)
Accounting policy change (IFRS 9)	[2]		(104.0)
Ending balance		33.3	678.7	712.8
Other reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance		393.5	761.7	1,185.2
Exchange adjustments recycled to the income statement on disposal of discontinued operations	[3]	(284.0)
Share cancellations	[3]	0.5
Exchange adjustments on foreign currency net investments	[3]	(361.4)	69.9	(445.5)
Gain (loss) on revaluation of available for sale investments	[3]			32.1
Accounting policy change (IFRS 9)	[3]		(407.4)
Recognition and remeasurement of financial instruments	[3]	2.5	(30.7)	(10.1)
Share purchases – close period commitments	[1],[3]	(252.3)
Ending balance		£ (501.2)	£ 393.5	£ 761.7

[1]	During 2019, the Company entered into an arrangement with a third party to conduct share buybacks on its behalf in the close period commencing on 2 January 2020 and ending on 27 February 2020, in accordance with UK listing rules. The commitment resulting from this agreement constitutes a liability at 31 December 2019, which is included in Trade and other payables: amounts falling due within one year and has been recognised as a movement in equity.
[2]	Due to the adoption of IFRS 9, cumulative gains and losses on revaluation of available for sale investments have been transferred to retained earnings.
[3]	Other reserves are analysed in note 29.